OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 7. OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31
(in US$ thousands)	2020	2021
Loans receivable - current	$32	$33
Less: Allowance for loans receivable - current	(32)	(33)
Other receivable	3	—
Other	157	155
	$160	$155

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2019, 2020 and 2021:

(in US$ thousands)	2019	2020	2021
Balance at beginning of year	$29	$30	$32
Reversal for collection of bad debt	—	—	—
Translation adjustment	1	2	1
Balance at end of year	$30	$32	$33